Financial Assets and Liabilities - Summary of Trade Receivables (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Trade Receivables [line items]
Trade receivables	R$ 1,814,394	R$ 1,588,192
Current	1,786,095	1,545,643
Non-current	28,299	42,549
Cost [member]
Disclosure of Trade Receivables [line items]
Trade receivables	1,934,801	1,713,776
Expected credit losses [member]
Disclosure of Trade Receivables [line items]
Trade receivables	(120,407)	(125,584)
Expected credit losses	(120,407)	(125,584)
Domestic - Brazilian Reais [member] | Cost [member]
Disclosure of Trade Receivables [line items]
Trade receivables	1,874,400	1,609,421
Export - Foreign currency [member] | Cost [member]
Disclosure of Trade Receivables [line items]
Trade receivables	R$ 60,401	R$ 104,355